SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock option plans:

In 2003, the Company's Board approved the adoption of Israeli Employee Stock Option Plan ("the Plan"), which authorized the grant of options to purchase up to an aggregate of 1,166,667 Ordinary shares (in 2006 the Company's Board approved an increase in the plan by an additional 500,000 options), respectively, to officers, directors, consultants and key employees of the Company and its subsidiary. Options granted under the Plan expire within a maximum of ten years from adoption of the plan. One third of the options granted under the Company's Plan vest immediately on the grant date and the remaining two thirds vest ratably over two years. Compensation expense is recognized by the straight-line method.

The exercise price of an option granted to an employee may not be less than 60% of the fair market value of the Ordinary shares on the date of grant of the option. The exercise price of an option granted to a non-employee director or consultant may not be less than 80% of the fair market value of the Ordinary shares on the date of grant of the option. Any options that are cancelled or forfeited before expiration become available for future grants. At December 31, 2011, 341,832 options were available for grant under the Plan.  Upon exercise of options by employees, the Company satisfies the requirements by issuing newly issued shares.

The Company accounted for the exchange of options under the provisions of ASC 718 (Formerly "SFAS 123(R)") as a modification. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the (modified) award based on current circumstances over the fair value of the original option measured immediately before its terms are modified based on current circumstances. That is, the original (pre-modification) option will be valued based on current assumptions, without regard to the assumptions made on the grant date. As a result of the modification, the Company recorded an incremental compensation cost of $ 123 which was recognized over the new service period beginning on the modification date.

Transactions related to the above Plan (including warrants to directors) during the year ended December 31, 2011 were as follows:

	Year ended December 31, 2011
	Amount of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Options outstanding at beginning of year	768,363	$2.44	1.07	$-
Exercised	(49,790)	$2.33	1.07	$-

Options outstanding at end of year	718,573	$2.45	1.07	$-

Vested and expected to vest at December 31, 2011	718,573	$2.45	1.07	$-

Exercisable options at end of year	718,573	$2.45	1.07	$-

Share based compensation for the years ended December 31, 2011, 2010 and 2009 was $ 0, $ 31 and $ 62 respectively.

No options were granted in 2010 and 2011.

The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. As of December 31, 2011, no options were in-the-money. As of December 31, 2011 there was no unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

c.	Warrants:

As of December 31, 2011, warrants to purchase 1,578,947 Ordinary shares were outstanding.

These warrants were issued on December 10, 2007 in connection with the issuance of a convertible note of $ 3,000 to a shareholder, at an exercise price of $ 2.38 per share for a term of five years. The convertible note bears interest at a rate of six-month LIBOR plus 3.5%. The principal was originally due in October 2010 and the interest was payable in quarterly installments. The note was convertible into Ordinary shares at a conversion price of $ 2.09 per share. The consideration was allocated based on the relative fair values of the convertible loan and warrants in accordance with ASC 470. In connection with the issuance of the convertible note, $ 568 was recorded as a beneficial conversion feature in accordance with ASC 470-20 (Formerly "EITF 00-27"). The total amount of the discount on the convertible note as a result of the allocated proceeds attributable to the warrants and the beneficial conversion feature amounting to $ 1,410, was amortized over the term of the note using the interest method. The fair value of the warrants was based on the Black-Scholes-Merton option-pricing model, assuming a risk free interest of 3.49%, a volatility factor of 47%, dividend yield of 0% and contractual life of five years.

In October 2010, the maturity date of the $ 3,000 convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014. The convertible note bears interest at a rate of six-month LIBOR + 3.5% which was 3.96% at December 31, 2010 and it is convertible into Ordinary shares at a conversion price of $ 2.09 per share. The transaction was accounted for as a modification of debt accordance with ASC 470-50. As a result, the Company recorded a discount on the convertible note of $ 451 due the modification. The discount will be amortized over the term of the extended note using the interest method.